Third Quarter Report
January 31, 2023 (Unaudited)
Columbia California Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 14.0%
City of Los Angeles Department of Airports(a)
Refunding Revenue Bonds
Series 2018B
05/15/2028	5.000%	2,000,000	2,221,517
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	3,755,689
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,267,642
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,563,162
Subordinated Series 2019
05/15/2035	5.000%	1,485,000	1,697,773
05/15/2037	5.000%	840,000	944,184
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	368,512
05/15/2030	5.000%	500,000	558,018
County of Sacramento Airport System(a)
Refunding Revenue Bonds
Series 2018C
07/01/2028	5.000%	3,090,000	3,407,113
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,860,917
Subordinated Series 2018E
07/01/2029	5.000%	1,035,000	1,179,415
07/01/2034	5.000%	1,000,000	1,118,258
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,060,449
Series 2014C
03/01/2030	5.000%	2,500,000	2,573,217
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,106,034
07/01/2034	5.000%	700,000	768,359
San Diego County Regional Airport Authority(a)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,660,545
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020
07/01/2036	5.000%	495,000	539,026
07/01/2039	5.000%	400,000	430,797
Revenue Bonds
Subordinated Series 2021B
07/01/2039	4.000%	250,000	243,869
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,149,416
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,599,392
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Refunding Revenue Bonds
Series 2020A-2
05/01/2039	4.000%	750,000	740,415
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,450,000	4,788,062
San Francisco City & County Airport Commission-San Francisco International Airport(a)
Revenue Bonds
Series 2019A
05/01/2038	5.000%	1,470,000	1,577,644
Total			45,179,425
Charter Schools 4.5%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	290,160
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	1,000,000	1,037,522
08/01/2030	5.000%	1,380,000	1,430,371
08/01/2031	5.000%	850,000	880,137
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,529,653
Aspire Public Schools Obligation Group
Series 2021
08/01/2036	4.000%	325,000	316,773
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,036,269
2	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
08/01/2038	5.000%	1,000,000	1,034,621
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,285,923
Series 2017
07/01/2037	5.000%	3,090,000	3,210,048
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	611,951
Total			14,663,428
Higher Education 5.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,597,540
04/01/2035	5.000%	2,000,000	2,140,112
Series 2018-A
12/01/2036	5.000%	1,000,000	1,050,527
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,059,713
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	828,131
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	401,367
04/01/2026	5.000%	1,000,000	1,015,913
Biola University
Series 2017
10/01/2031	5.000%	540,000	578,674
10/01/2032	5.000%	615,000	657,561
10/01/2033	5.000%	625,000	667,073
10/01/2034	5.000%	570,000	606,099
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	235,642
10/01/2036	5.000%	250,000	260,316
Revenue Bonds
National University
Series 2019A
04/01/2035	5.000%	1,780,000	1,979,031
04/01/2036	5.000%	1,120,000	1,231,362
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(b)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	993,765
California Statewide Communities Development Authority(b)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,169,698
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	255,000	257,094
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	145,000	145,744
Total			16,875,362
Hospital 8.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,076,977
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,575,776
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	330,993
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,101,054
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,712,943
02/01/2034	5.000%	500,000	540,840
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,135,283
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	311,294
Series 2017
11/15/2034	5.000%	250,000	270,715
11/15/2035	5.000%	270,000	289,073
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,559,138

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,097,316
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2033	5.000%	2,770,000	2,972,264
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	459,891
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2028	4.000%	360,000	372,847
California Statewide Communities Development Authority
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	454,897
08/01/2034	5.000%	650,000	693,663
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,085,315
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,187,626
California Statewide Communities Development Authority(c)
Revenue Bonds
Kaiser Permanente
Series 2019
04/01/2036	5.000%	1,410,000	1,644,272
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	536,855
01/01/2036	4.000%	1,000,000	990,094
Total			27,399,126
Human Service Provider 0.4%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,202,629
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.5%
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,628,142
Local Appropriation 2.2%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,684,337
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,103,010
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,533,119
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	968,361
06/01/2034	5.000%	775,000	881,485
Total			7,170,312
Local General Obligation 8.8%
Bellevue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2011A (AGM)
08/01/2030	0.000%	585,000	463,661
08/01/2031	0.000%	615,000	470,002
City of San Jose
Unlimited General Obligation Bonds
Series 2021A
09/01/2040	5.000%	1,000,000	1,139,712
Compton Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	2,005,735
06/01/2024	0.000%	1,925,000	1,851,782
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,165,770

4	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2034	4.000%	500,000	530,810
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,513,189
Encinitas Union School District
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2011
08/01/2035	6.750%	500,000	656,045
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	994,257
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,542,349
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,825,346
Napa Valley Community College District(c)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,664,457
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	692,288
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election of 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	731,097
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,959,460
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	994,685
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Santa Monica Community College District
Unlimited General Obligation Bonds
Election of 2016
Series 2018A
08/01/2034	4.000%	500,000	533,205
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,055,033
08/01/2032	5.000%	1,500,000	1,579,958
Total			28,368,841
Multi-Family 1.2%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,141,154	1,156,559
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	406,300
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,026,581
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	377,806
Series 2017
05/15/2032	5.000%	1,000,000	1,048,609
Total			4,015,855
Municipal Power 6.5%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,390,161
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,125,805
City of Vernon Electric System
Refunding Revenue Bonds
Series 2022A
08/01/2039	5.000%	425,000	460,820
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Power System
Series 2017B
07/01/2029	5.000%	3,580,000	3,982,629

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	1,965,523
Series 2019B
07/01/2031	5.000%	2,500,000	2,909,807
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,762,379
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,121,529
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,396,516
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	879,985
01/01/2031	5.000%	1,000,000	1,034,994
Series 2020
01/01/2038	5.000%	1,650,000	1,858,319
Total			20,888,467
Other Bond Issue 0.9%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	414,730
09/01/2034	4.000%	600,000	620,094
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	361,913
02/01/2033	4.000%	500,000	516,143
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	660,907
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	374,881
Total			2,948,668
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 1.2%
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	795,103
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	325,387
03/01/2038	4.000%	405,000	416,977
03/01/2039	4.000%	1,260,000	1,289,415
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2028	5.000%	1,100,000	1,116,839
Total			3,943,721
Prepaid Gas 0.9%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,067,644
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,780,000	2,006,967
Total			3,074,611
Recreation 0.5%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,683,251
Refunded / Escrowed 8.9%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,148,894
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,265,149
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	390,000	458,893
11/15/2030	5.000%	600,000	719,941
11/15/2032	5.000%	850,000	1,053,773

6	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(b)
Revenue Bonds
River Springs Charter School Project
Series 2015 Escrowed to Maturity
07/01/2025	5.250%	915,000	948,720
California Statewide Communities Development Authority
Prerefunded 02/15/26 Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,163,636
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,387,334
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,044,064
Prerefunded 11/15/23 Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,020,972
City of Los Angeles Department of Airports
Prerefunded 05/15/29 Refunding Revenue Bonds
Subordinated Series 2019
05/15/2035	5.000%	2,490,000	2,893,246
05/15/2037	5.000%	1,410,000	1,638,344
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,256,271
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	4,000,000	4,143,716
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,522,829
Total			28,665,782
Retirement Communities 3.2%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	330,779
07/01/2029	5.000%	300,000	320,237
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	509,979
10/01/2035	4.000%	1,000,000	1,014,407
California Public Finance Authority(b)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	1,883,018
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,646,708
10/01/2026	5.000%	1,000,000	1,046,604
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	162,326
Series 2021
04/01/2038	4.000%	750,000	756,928
04/01/2039	4.000%	750,000	753,700
Revenue Bonds
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	312,274
07/01/2036	4.000%	430,000	444,764
Total			10,181,724
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,576,205
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	676,174
06/01/2036	5.000%	1,180,000	1,285,492
Total			3,537,871
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	433,745
06/01/2034	4.000%	250,000	259,874
Total			693,619

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 14.0%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	694,712
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	701,321
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,377,383
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	366,112
09/02/2032	5.000%	340,000	382,300
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	880,103
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2026	5.000%	1,000,000	1,043,213
09/01/2027	5.000%	1,000,000	1,043,443
09/01/2030	5.000%	815,000	850,477
09/01/2031	5.000%	590,000	616,203
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,123,782
10/01/2031	5.000%	1,640,000	1,771,282
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	553,121
05/01/2033	5.000%	1,000,000	1,103,907
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,184,000
09/01/2031	5.000%	2,720,000	2,875,913
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	550,055
09/01/2030	5.000%	625,000	647,860
09/01/2032	5.000%	625,000	646,385
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,031,804
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,150,456
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	379,500
09/01/2033	5.000%	730,000	824,900
09/01/2034	5.000%	500,000	563,516
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	984,017
10/01/2030	5.000%	350,000	386,687
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,065,749
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	729,025
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,292,078
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,563,869
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	298,350
08/01/2031	5.000%	355,000	384,980
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	726,583
08/01/2032	5.000%	580,000	627,948

8	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	233,791
08/01/2030	5.000%	175,000	181,832
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	1,977,190
08/01/2029	5.000%	1,000,000	1,062,167
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	306,427
12/01/2024	5.000%	400,000	419,237
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	554,997
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,270,754
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,400,290
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	600,758
09/01/2026	5.000%	700,000	746,318
Total			45,174,795
State Appropriated 5.5%
California State Public Works Board
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	5,040,000	5,903,099
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2015A
06/01/2028	5.000%	1,175,000	1,254,156
Green Bonds
Series 2021
11/01/2037	4.000%	2,665,000	2,797,681
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,068,275
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014E
09/01/2030	5.000%	1,500,000	1,564,602
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,121,110
Total			17,708,923
State General Obligation 2.6%
State of California
Unlimited General Obligation Bonds
Series 2019
11/01/2029	5.000%	2,165,000	2,564,798
04/01/2031	5.000%	1,000,000	1,166,349
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,122,694
Various Purpose
Series 2021
10/01/2028	5.000%	1,205,000	1,395,036
Total			8,248,877
Tobacco 0.7%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2032	5.000%	250,000	273,712
06/01/2033	5.000%	250,000	272,868
06/01/2034	4.000%	200,000	204,588
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,358,382
Total			2,109,550
Transportation 0.2%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	355,762
10/01/2037	5.000%	300,000	336,651
Total			692,413
Turnpike / Bridge / Toll Road 1.9%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,135,603
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,510,908

Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	379,324
Total			6,025,835
Water & Sewer 4.5%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	546,037
09/01/2035	5.000%	830,000	900,903
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,749,996
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	752,510
11/15/2026	5.000%	1,000,000	1,076,129
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	969,790
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2024	5.000%	1,050,000	1,096,618
Los Angeles Department of Water & Power Water System
Refunding Revenue Bonds
Series 2022D
07/01/2040	5.000%	2,500,000	2,910,301
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,053,660
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	618,009
02/01/2036	4.000%	1,325,000	1,385,107
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,554,156
Total			14,613,216
Total Municipal Bonds (Cost $315,543,692)			316,694,443

Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(e)	98,919	98,919
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(e)	2,265,412	2,265,412
Total Money Market Funds (Cost $2,364,331)		2,364,331
Total Investments in Securities (Cost: $317,908,023)		319,058,774
Other Assets & Liabilities, Net		3,789,174
Net Assets		322,847,948

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $19,159,356, which represents 5.93% of total net assets.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
10	Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia California Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Abbreviation Legend  (continued)
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia California Intermediate Municipal Bond Fund | Third Quarter Report 2023	11

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT122_04_N01_(03/23)